Inventories (Details) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of inventories [Abstract]
Finished goods	$ 31,451	$ 37,904	$ 37,998	$ 46,424
Provision for impairment	(338)	(153)	(426)	(764)
Current inventories	$ 31,113	$ 37,751	$ 37,572	$ 45,660